Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
18.	Condensed financial information of the parent company
Rules
12-04(a)
and
4-08(e)(3)
of Regulation
S-X
require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.
The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Receivables from a subsidiary” The Parent Company and its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.
As of December 31, 2021 and 2022, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.
Condensed Financial Information of the Parent Company
CONDENSED BALANCE SHEET

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note2(f)
	(in thousands, except share and per share data)
ASSETS
Current assets:
Receivables from subsidiary	100,000	100,000	14,499

Total current assets	100,000	100,000	14,499
Total assets	100,000	100,000	14,499

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	—	—	—

Shareholders’ equity
Ordinary shares (US$0.000001 par value; 50,000,000,000 shares authorized, 117,647,000 shares issued and outstanding as of December 31, 2022 and 2021) (1)	1	1	—
Subscriptions receivable from shareholders	(1)	(1)	—
Additional paid-in capital	100,000	100,000	14,499

Total shareholders’ equity	100,000	100,000	14,499
Total liabilities and shareholders’ equity	100,000	100,000	14,499

Note:

(1)	Retroactively restated for the stock subdivision as described in Note 1.

CONDENSED STATEMENT OF OPERATIONS

	For the period from the inception to December 31, 2021	For the year ended December 31, 2022
	RMB	RMB	US$
(Note2(f)
(in thousands, except share and per share data)
Gross profit
Total operating expense	—	—	—
Income before income tax expenses	—	—	—
Net income and total comprehensive income	—	—	—
CONDENSED STATEMENT OF CASH FLOW

	For the period from the inception to December 31, 2021	For the year ended December 31, 2022
	RMB	RMB	US$
(Note2(f)
(in thousands, except share and per share data)
Cash flows from operating activities	—	—	—
Cash flow from investing activities	—	—	—
Cash flow from financing activities	—	—	—
Effect of exchange rate changes on cash	—	—	—
Net increase in cash and cash equivalents	—	—	—
Cash and cash equivalents, beginning of the year	—	—	—
Cash and cash equivalents, end of the year	—	—	—